Accounting policies and statement of compliance (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Disclosure of initial application of IFRS 16
The impact of the first adoption of IFRS 16 on the statement of financial position as of January 1, 2019 is presented below:

(amounts in thousands of euro)	December 31, 2018 as published as published	IFRS 16 restatement	January 1, 2019 restated

ASSETS
Total current assets	319,643	—	319,643
Property and equipment	10,216	1,097	11,313
Total non-current assets	131,574	1,097	132,671
TOTAL ASSETS	451,216	1,097	452,313
LIABILITIES AND SHAREHOLDERS' EQUITY
Financial liabilities - current portion	1,347	320	1,667
Total current liabilities	196,737	320	197,057
Financial liabilities - non-current portion	3,175	848	4,023
Provision - non-current portion	38	50	88
Total non-current liabilities	87,238	898	88,136
Retained earnings	(137,840)	(121)	(137,961)
Total shareholders' equity	167,240	(121)	167,119
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	451,216	1,097	452,313

Disclosure of leases
The reconciliation between the lease liabilities accounted for at January 1, 2019 and the non-cancellable lease commitments disclosed as of December 31, 2018 is as follow:

Commitments related to operating leases agreements as of Commitments related to operating leases agreements as of December 31, 2018	769
Lease liabilities related to financial leases as of Lease liabilities related to financial leases as of December 31, 2018	2,098
Lease extension (Building "Le Virage")	445
Discount effect	(46)
Exemption	0
Lease liabilities as of Lease liabilities as of January 1, 2019	3,266

Disclosure of effect of changes in foreign exchange rates
Foreign currency transactions are translated into the presentation currency using the following exchange rates:

	December 31, 2019		December 31, 2020		December 31, 2021
€1 EQUALS TO	AVERAGE RATE	CLOSING RATE	AVERAGE RATE	CLOSING RATE	AVERAGE RATE	CLOSING RATE
USD	1.1195	1.1234	1.1422	1.2271	1.1827	1.1326

Disclosure of depreciation periods
Depreciation periods are as follows:

Buildings and improvements on buildings	20	to	40 years
Installations	5	to	20 years
Technical installations and equipment			8 years
Equipment and office furniture			5 years
Computers and IT equipment			3 years